November 28, 2005


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Natural Resources Trust.
Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A
 (Securities Act File No. 2-97095, Investment Company Act File No. 811-4282)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Natural Resources Trust
 (the "Trust")
hereby certifies that:

(1)	the form of Prospectus and Statement of
 Additional Information that would have
 been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 22 to the Trust's Registration Statement
 on Form N-1A; and

(2)	the text of Post-Effective Amendment
No. 22 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 23, 2005.

Sincerely,

Merrill Lynch Natural Resources Trust


/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Trust